Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Line Items]
Tax at statutory federal rate	21.00%
State income taxes, less federal income tax benefits	1.60%
Investment in Sunergy Renewables, LLC	(0.50%)
Noncontrolling interest in Sunergy Renewables, LLC	(12.10%)
Income attributable to Sunergy Renewables prior to ESGEN Business Combination	(1.00%)
Other	0.10%
Provision for income taxes	9.10%